COMMITMENTS AND CONTINGENCIES (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Commitments to acquire items of property, plant and equipment	€ 13	€ 0